INVESTMENT IN ASSOCIATED COMPANIES (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($) drilling_rig Rate	Jun. 30, 2018 USD ($) Rate	Dec. 31, 2018 USD ($) Rate	Sep. 30, 2017
Summarized balance sheet information [Abstract]
Current assets	$ 60,007		$ 58,089
Non-current assets	944,994		967,954
Total assets	1,005,001		1,026,043
Current liabilities	60,345		69,181
Non-current liabilities	910,558		931,755
Total liabilities	970,903		1,000,936
Total shareholders' equity	34,098		25,107
Statement of operations information [Abstract]
Net operating revenues	33,289	$ 32,271	64,410
Net income	8,991	$ 7,451	$ 14,635
Loan balance outstanding	$ 1,484,631
Proportion of secured bank lenders in restructuring agreement with Seadrill Limited				97.00%
Proportion of bondholders in restructuring agreement with Seadrill Limited				40.00%
Number of drilling units | drilling_rig	3
SFL Deepwater [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths) | Rate	100.00%	100.00%	100.00%
Summarized balance sheet information [Abstract]
Current assets	$ 24,028		$ 19,558
Non-current assets	294,563		302,362
Total assets	318,591		321,920
Current liabilities	18,019		18,252
Non-current liabilities	291,692		297,060
Total liabilities	309,711		315,312
Total shareholders' equity	8,880		6,608
Statement of operations information [Abstract]
Operating revenues	9,817	$ 9,651	19,594
Net operating revenues	9,817	9,651	19,540
Net income	2,272	1,964	3,973
Loan balance outstanding	195,801		203,686
Amount available to draw down	0		0
Dividends Paid	$ 0	$ 0	$ 0
SFL Hercules [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths) | Rate	100.00%	100.00%	100.00%
Summarized balance sheet information [Abstract]
Current assets	$ 18,848		$ 16,858
Non-current assets	282,125		290,370
Total assets	300,973		307,228
Current liabilities	19,088		19,487
Non-current liabilities	273,846		281,627
Total liabilities	292,934		301,114
Total shareholders' equity	8,039		6,114
Statement of operations information [Abstract]
Operating revenues	9,536	$ 9,552	19,126
Net operating revenues	9,536	9,552	19,049
Net income	1,925	1,821	3,372
Loan balance outstanding	210,000		210,000
Amount available to draw down	0		0
Dividends Paid	$ 0	$ 0	$ 0
SFL Linus [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths) | Rate	100.00%	100.00%	100.00%
Summarized balance sheet information [Abstract]
Current assets	$ 17,131		$ 21,673
Non-current assets	368,306		375,222
Total assets	385,437		396,895
Current liabilities	23,238		31,442
Non-current liabilities	345,020		353,068
Total liabilities	368,258		384,510
Total shareholders' equity	17,179		12,385
Statement of operations information [Abstract]
Operating revenues	13,936	$ 13,068	25,852
Net operating revenues	13,936	13,068	25,821
Net income	4,794	3,666	7,290
Loan balance outstanding	240,117		241,500
Amount available to draw down	0		0
Dividends Paid	0	0	0
Customer Concentration Risk [Member]
Statement of operations information [Abstract]
Operating revenues	33,289	32,271	64,572
Financial Guarantee [Member] | SFL Deepwater [Member]
Statement of operations information [Abstract]
Amount guaranteed by Ship Finance	84,697		84,697
Financial Guarantee [Member] | SFL Hercules [Member]
Statement of operations information [Abstract]
Amount guaranteed by Ship Finance	78,947		78,947
Financial Guarantee [Member] | SFL Linus [Member]
Statement of operations information [Abstract]
Amount guaranteed by Ship Finance	102,470		102,470
Equity Accounted Subsidiaries [Member]
Statement of operations information [Abstract]
Loan balance outstanding	645,918		655,186
Amount available to draw down	0		0
Amount guaranteed by Ship Finance	266,100		266,100
Dividends Paid	0	$ 0	0
Equity Accounted Subsidiaries [Member] | Financial Guarantee [Member]
Statement of operations information [Abstract]
Amount guaranteed by Ship Finance	$ 266,114		$ 266,114